Debt Obligations - Schedule of Senior Notes and Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2024
Debt Instrument [Line Items]
Weighted average interest rate			0.25%
Total senior notes		$ 16,850		$ 17,821
Less current maturities		(1,798)		(1,758)
Less debt issuance costs	[1]	(66)		(61)
Total senior notes and loans		$ 14,986		16,002
Senior notes EUR 1,000 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[2]	6.00%
Maturity	[2]	2025
Total senior notes	[2]	$ 0		429
Senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[3]	7.13%
Maturity	[3]	2025
Total senior notes	[3]	$ 0		427
Senior notes EUR 900 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[4]	4.50%
Maturity	[4]	2025
Total senior notes	[4]	$ 0		515
Senior notes CHF 350 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[5]	1.00%
Maturity	[5]	2025
Total senior notes	[5]	$ 0		387
Senior notes USD 3,500 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[6]	3.15%
Maturity	[6]	2026
Total senior notes	[6]	$ 1,798		3,374
Senior notes EUR 700 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate		1.88%
Maturity		2027
Total senior notes		$ 823		730
Sustainability-linked senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[6],[7],[8]	4.75%
Maturity	[6],[7],[8]	2027
Total senior notes	[6],[7],[8]	$ 649		1,000
Sustainability-linked senior notes EUR 1,100 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[7],[8]	3.75%
Maturity	[7],[8]	2027
Total senior notes	[7],[8]	$ 1,292		1,144
Senior notes USD 1,250 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate		6.75%
Maturity		2028
Total senior notes		$ 1,250		1,250
Senior notes EUR 750 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate		1.63%
Maturity		2028
Total senior notes		$ 880		778
Sustainability-linked senior notes USD 1,000 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[8],[9]	5.13%
Maturity	[8],[9]	2029
Total senior notes	[8],[9]	$ 1,000		1,000
Sustainability-linked senior notes USD 600 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[6],[8],[10]	7.88%
Maturity	[6],[8],[10]	2029
Total senior notes	[6],[8],[10]	$ 398		600
Sustainability-linked senior notes EUR 800 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[6],[8],[10]	7.38%
Maturity	[6],[8],[10]	2029
Total senior notes	[6],[8],[10]	$ 779		835
Sustainability-linked senior notes EUR 1,500 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[8],[9]	4.38%
Maturity	[8],[9]	2030
Total senior notes	[8],[9]	$ 1,762		1,562
Senior notes USD 700 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[11]	5.75%
Maturity	[11]	2030
Total senior notes	[11]	$ 696
Sustainability-linked senior notes USD 500 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[8],[10]	8.13%
Maturity	[8],[10]	2031
Total senior notes	[8],[10]	$ 500		500
Sustainability-linked senior notes EUR 500 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[8],[10]	7.88%
Maturity	[8],[10]	2031
Total senior notes	[8],[10]	$ 587		521
Senior notes EUR 1000 Million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[12]	4.13%
Maturity	[12]	2031
Total senior notes	[12]	$ 1,168
Senior notes USD 500 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate	[13]	6.00%
Maturity	[13]	2032
Total senior notes	[13]	$ 496
Senior notes USD 789 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate		6.15%
Maturity		2036
Total senior notes		$ 784		783
Senior notes USD 2,000 million [Member]
Debt Instrument [Line Items]
Weighted average interest rate		4.10%
Maturity		2046
Total senior notes		$ 1,988		$ 1,986

[1]	Debt issuance costs as of December 31, 2025 include $20 million in connection with the issuance of the senior notes in May 2025, partially offset by $6 million acceleration of issuance costs related to the cash tender offer.
[2]	In January 2025, Teva repaid $426 million of the 6.00% senior notes due 2025 at maturity.
[3]	In January 2025, Teva repaid $427 million of the 7.13% senior notes due 2025 at maturity.
[4]	In March 2025, Teva repaid $515 million of the 4.50% senior notes due 2025 at maturity.
[5]	In July 2025, Teva repaid $444 million of the 1% senior notes due 2025 at maturity.
[6]	In June 2025, Teva consummated a cash tender offer and extinguished $1,579 million aggregate principal amount of its 3.15% senior notes due 2026; $351 million aggregate principal amount of its 4.75% senior notes due 2027; $202 million aggregate principal amount of its 7.88% senior notes due in 2029; and $157 million aggregate principal amount of its 7.38% senior notes due in 2029. The extinguishment resulted in a loss of $10 million which was recorded under financial expenses, net.
[7]	If Teva fails to achieve certain sustainability performance targets, a one-time premium payment of 0.15%-0.45% out of the principal amount will be paid at maturity or upon earlier redemption, if such redemption is on or after May 9, 2026.
[8]	Interest rate adjustments and a potential one-time premium payment related to the sustainability-linked bonds are treated as bifurcated embedded derivatives. See note 10c.
[9]	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.125%-0.375% per annum, from and including May 9, 2026.
[10]	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.100%-0.300% per annum, from and including September 15, 2026.
[11]	In May 2025, Teva issued senior notes in an aggregate principal amount of $700 million bearing 5.75% annual interest and due December 2030.
[12]	In May 2025, Teva issued senior notes in an aggregate principal amount of €1,000 million bearing 4.125% annual interest and due June 2031.
[13]	In May 2025, Teva issued senior notes in an aggregate principal amount of $500 million bearing 6.00% annual interest and due December 2032.